Segment Information (Reconciliation to Total revenues and other income) (Details) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2015	[1]	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 310		$ 195	$ 193	$ 183	$ 190	$ 187	$ 186	$ 184	$ 961	$ 793	$ 713
Equity in earnings of subsidiaries										3	0	0
Other income - related parties										71	40	28
Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues										985	793	713
Segment Reconciling Items [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue adjustment for unconsolidated affiliates										(28)	0	0
Equity in earnings of subsidiaries										3	0	0
Other income - related parties										2	0	0
Derivative, Loss on Derivative										$ (1)	$ 0	$ 0

[1]	(1) These amounts include results from the MarkWest Merger which closed on December 4, 2015. See Note 4 for more information on the MarkWest Merger.